Interim Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Net loss for the period	$ (5,679)	$ (24,324)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	59	85
Share-based payment	429	95
Change in operating lease liability	42	(13)
Effect of exchange rate changes on cash and cash equivalents	(128)	56
Revaluation of derivatives, warrant liabilities and other	380	18,835
Amortization of a discount related to a convertible loan credit facility		1,229
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	400	(135)
Increase in other current assets	(39)	(18)
Decrease (increase) in inventories	(126)	9
Decrease in trade accounts payable	(30)	(97)
Increase (decrease) in other accounts payable	31	(317)
Net cash used in operating activities	(4,661)	(4,595)
Cash flows from investing activities
Purchase of fixed assets	(10)	(6)
Net cash used in investing activities	(10)	(6)
Cash flows from financing activities:
Proceeds from a convertible loan credit facility and issuance of warrants		1,500
Payments on convertible loan credit facility		(1,000)
Proceeds from exercise of warrants, net of issuance expenses	2,204	7,813
Proceeds from issuance of shares and warrants, net of issuance expenses	7,555	2,961
Net cash provided by financing activities	9,759	11,274
Effect of exchange rate changes on cash and cash equivalents	128	(56)
Increase in cash, cash equivalents and restricted cash	5,216	6,617
Cash, cash equivalents and restricted cash at the beginning of the period	17,468	3,289	$ 3,289
Cash, cash equivalents and restricted cash at the end of the period	22,684	9,906	$ 17,468
Non Cash Activities:
Conversion of a convertible loan credit facility to ordinary shares		$ 500